Cash and Cash Equivalents - Additional Information (Detail)	Jun. 30, 2026	Jun. 30, 2025
Bottom of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	3.40%	4.00%
Top of Range [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Time deposits, interest rate	3.60%	4.20%